Consolidated Statement of Cash Flows - ARS ($) $ in Millions	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Operating activities:
Net cash generated from operating activities before income tax paid	$ 270,374	$ 355,401	$ 207,143
Income tax paid	(119,086)	(7,217)	(14,420)
Net cash generated from operating activities	151,288	348,184	192,723
Investing activities:
Acquisition of interests in associates	(8,123)	0	0
Contributions and issuance of capital in associates and joint ventures	0	(47)	0
Acquisition and improvements of investment properties	(84,927)	(52,485)	(23,978)
Proceeds from sales of investment properties	2,106	10,361	86,462
Acquisitions and improvements of property, plant and equipment	(8,443)	(10,606)	(6,197)
Proceeds from sales of property, plant and equipment	2	16	19
Acquisitions of intangible assets	(1,058)	(2,434)	(1,360)
Payments for business combinations, net of cash acquired	(2,357)	0	0
Dividends collected from associates and joint ventures	7,923	4,832	21,031
Proceeds from sales of interest held in associates and joint ventures	0	8,685	44,278
(Payment) / proceeds from derivative financial instruments, net	(1,446)	(291)	2,667
Acquisitions of investments in financial assets	(877,361)	(462,573)	(709,035)
Proceeds from disposal of investments in financial assets	645,553	358,635	718,388
Interest received from financial assets	42,924	34,474	19,634
Proceeds from loans granted to related parties	2,729	1,562	3,510
Increase of loans granted to related parties	0	0	(415)
Loans granted	(1,115)	0	0
Net cash (used in) / generated from investing activities	(283,593)	(109,871)	155,004
Financing activities:
Borrowings, issuance and new placement of non-convertible notes	379,861	498,564	210,308
Payment of borrowings and non-convertible notes	(148,372)	(163,286)	(190,036)
Net proceeds from / (repayment of) short-term borrowings	10,699	(17,758)	71,918
Interest paid	(70,824)	(62,313)	(114,186)
Repurchase of non-convertible notes	0	(80,328)	(2,139)
Capital contributions from non-controlling interest in subsidiaries	1,738	314	179
Loans received from associates and joint ventures, net	0	87	0
Dividends paid	(165,840)	(107,700)	(283,792)
Exercise of warrants	7,396	9,846	3,038
Payment of lease liabilities	(2,088)	(3,950)	(1,073)
Repurchase of treasury shares	0	(26,046)	(49,733)
Net cash generated from / (used in) financing activities	12,570	47,430	(355,516)
Net (decrease) / increase in cash and cash equivalents	(119,735)	285,743	(7,789)
Cash and cash equivalents at the beginning of the year	236,139	52,687	60,425
Loss on net monetary position (IAS 29)	(3,696)	(121,617)	(20,243)
Foreign exchange differences and unrealized fair value gain on cash and cash equivalents	284	19,326	20,294
Cash and cash equivalents at end of the year	$ 112,992	$ 236,139	$ 52,687